UBS Funds	January 3, 2012

Supplement to the Statements of Additional
Information

January 3, 2012

Dear Investor,

The purpose of this supplement is to update the statements of additional information (“SAIs”) for the series of shares (“Funds”) of The UBS Funds (the “Trust”) dated October 28, 2011 as follows:

The section entitled “Morgan Stanley Smith Barney LLC., Citigroup Global Markets Inc. (“MSSB”)” under the sub-heading “Additional compensation to financial institution(s)” and the heading “Reduced sales charges, additional purchase, exchange and redemption information and other services” is deleted in its entirety and replaced by the following:

Morgan Stanley Smith Barney LLC., Citigroup Global Markets Inc. (“MSSB”)

With respect to Qualifying Shares, UBS Global AM (US), as per a written agreement between both parties, annually pays MSSB no more than the greater of (i) up to 0.16% (16 basis points) of the average daily value of all Qualifying Shares of the Funds or (ii) a minimum of $250,000.00 per year. Qualifying Shares are defined as those shares of the Funds (i) in MSSB accounts and (ii) where MSSB is designated by purchasers as broker-dealer of record. Qualifying Shares do not include any money market shares, or shares, if any, held in the following programs; taxable and non-taxable fee-based advisory programs offered by MSSB and its affiliates, including Morgan Stanley Retirement Solutions Retirement Plan Programs and Variable Annuities.

With respect to Fee Based Shares, UBS Global AM (US), as per a written agreement between both parties, quarterly pays MSSB at the annual rate of up to 0.12% to 0.28% (12 to 28 basis points) of the average daily value of the Fee Based Shares. Fee Based Shares are defined as those shares of the Funds (i) in MSSB accounts and (ii) where MSSB is designated by purchasers on the Funds’ records as broker-dealer of record and (iii) held in fee-based advisory programs offered by MSSB to taxable accounts but do not include money market shares, or shares, if any, held in certain (but not all) non-taxable fee-based advisory accounts (e.g., those held by pension and profit-sharing plans subject to ERISA, IRAs, public employer pension accounts) and do not include any Qualifying Shares.  Qualifying Shares include both domestic and offshore mutual funds.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR SAI DATED OCTOBER 28, 2011.

Item # ZS-521

UBS Funds	January 3, 2012

Supplement to the Statement of Additional
Information

January 3, 2012

Dear Investor,

The purpose of this supplement is to update the statement of additional information (“SAI”) for the UBS U.S. Equity Opportunity Fund series of shares (the “Fund”) of The UBS Funds (the “Trust”) dated December 30, 2011 as follows:

The section entitled “Morgan Stanley Smith Barney LLC., Citigroup Global Markets Inc. (“MSSB”)” under the sub-heading “Additional compensation to financial institution(s)” and the heading “Reduced sales charges, additional purchase, exchange and redemption information and other services” is deleted in its entirety and replaced by the following:

Morgan Stanley Smith Barney LLC., Citigroup Global Markets Inc. (“MSSB”)

With respect to Qualifying Shares, UBS Global AM (US), as per a written agreement between both parties, annually pays MSSB no more than the greater of (i) up to 0.16% (16 basis points) of the average daily value of all Qualifying Shares of the Fund or (ii) a minimum of $250,000.00 per year. Qualifying Shares are defined as those shares of the Fund (i) in MSSB accounts and (ii) where MSSB is designated by purchasers as broker-dealer of record. Qualifying Shares do not include any money market shares, or shares, if any, held in the following programs; taxable and non-taxable fee-based advisory programs offered by MSSB and its affiliates, including Morgan Stanley Retirement Solutions Retirement Plan Programs and Variable Annuities.

With respect to Fee Based Shares, UBS Global AM (US), as per a written agreement between both parties, quarterly pays MSSB at the annual rate of up to 0.12% to 0.28% (12 to 28 basis points) of the average daily value of the Fee Based Shares. Fee Based Shares are defined as those shares of the Fund (i) in MSSB accounts and (ii) where MSSB is designated by purchasers on the Fund’s records as broker-dealer of record and (iii) held in fee-based advisory programs offered by MSSB to taxable accounts but do not include money market shares, or shares, if any, held in certain (but not all) non-taxable fee-based advisory accounts (e.g., those held by pension and profit-sharing plans subject to ERISA, IRAs, public employer pension accounts) and do not include any Qualifying Shares.  Qualifying Shares include both domestic and offshore mutual funds.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR SAI DATED DECEMBER 30, 2011.

Item # ZS-522